EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.	EVENT AFTER THE REPORTING PERIOD

The group disposed its interest in Xenon Automation to the other shareholders of Xenon Automation in May 2013. The amount due from Xenon Automation of $110 as of March 31, 2013 was fully settled subsequently in May 2013.